Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Payables [Abstract]
Employees, consultants and payroll accruals	$ 20	$ 43
Accrued expenses	276	270
Carrying amount of other accounts payable	$ 296	$ 313